RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company has an agreement with the former Executive Chairman of the Board of Directors, for the use of an airplane that is owned by a company owned by the former Executive Chairman. The Company pays a charter rate that is the lowest rate this aircraft is chartered to third-parties. For the year ended December 31, 2017, the Company did not incur any charges related to the use of this airplane. For the years ended 2016 and 2015, the Company incurred charges of $824 and $957, respectively, related to the use of this airplane.
Effective July 1, 2016, PBF Investments LLC entered into a Consulting Services Agreement with the former Executive Chairman of the Board of Directors for executive consultation with respect to strategic, operational, business and financial matters. Consulting payments made under this agreement were $900 and $500 for the year ended December 31, 2016 and payments are expected to be $900 annually through the agreement expiration date of December 31, 2018.
As of December 31, 2017, the former Executive Chairman of the Board of Directors is no longer considered a related party.
Pursuant to the amended and restated limited liability company agreement of PBF LLC, the holders of PBF LLC Series B Units are entitled to an interest in the amounts received by Blackstone and First Reserve in excess of their original investment in the form of PBF LLC distributions and from the shares of PBF Energy Class A Common Stock issuable to Blackstone and First Reserve (for their own account and on behalf of the holders of PBF LLC Series B Units) upon an exchange, and the proceeds from the sale of such shares. Such proceeds received by Blackstone and First Reserve are distributed to the holders of the PBF LLC Series B Units in accordance with the distribution percentages specified in the PBF LLC amended and restated limited liability company agreement. There were 0 distributions to PBF LLC Series B Unit holders for the year ended December 31, 2017. The total amount distributed to the PBF LLC Series B Unit holders for the years ended December 31, 2016 and 2015 was $6,152 and $19,592, respectively.